Debt due within one year (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of debt due within one year

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2023	2023	2022
Notes payable(1)	29	5.21%	207	869
Loans secured by receivables(2)	29	6.16%	1,588	1,588
Long-term debt due within one year(3)	25	3.60%	3,247	1,680
Total debt due within one year			5,042	4,137
(1)Includes commercial paper of $149 million in U.S. dollars ($197 million in Canadian dollars) and $627 million in U.S. dollars ($849 million in Canadian dollars) as at December 31, 2023 and December 31, 2022, respectively, which were issued under our U.S. commercial paper program and have been hedged for foreign currency fluctuations with forward currency contracts. See Note 29, Financial and capital management, for additional details.
(2)Loans secured by receivables totaled $1,200 million in U.S. dollars ($1,588 million in Canadian dollars) and $1,173 million in U.S. dollars ($1,588 million in Canadian dollars) as at December 31, 2023 and December 31, 2022, respectively, and have been hedged for foreign currency fluctuations with forward currency contracts. See Note 29, Financial and capital management, for additional details.
(3)Included in long-term debt due within one year is the current portion of lease liabilities of $1,074 million and $930 million as at December 31, 2023 and December 31, 2022, respectively.

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2023	MATURITY	2023	2022
Debt securities
1997 trust indenture (1)		4.02%	2024-2053	19,768	16,747
1976 trust indenture		9.38%	2027-2054	975	975
2011 trust indenture		4.00%	2024	225	225
2016 U.S. trust indenture (2)		3.58%	2024-2052	7,529	6,525
1996 trust indenture (subordinated)		8.21%	2026-2031	275	275
Lease liabilities		5.82%	2024-2068	4,857	4,402
Bell Mobility trade loan (3)		6.98%	2025	476	—
Other				422	449
Total debt				34,527	29,598
Net unamortized discount				(33)	(34)
Unamortized debt issuance costs				(112)	(101)
Less:
Amount due within one year	24			(3,247)	(1,680)
Total long-term debt				31,135	27,783
(1)At December 31, 2023 and 2022, $1,625 million and $500 million, respectively, have been swapped from fixed to floating using interest rate swaps. As at December 31, 2023, $700 million and $525 million have been swapped from fixed to floating with forward interest rate swaps starting in 2024 and 2028, respectively. See Note 29, Financial and capital management, for additional details.
(2)At December 31, 2023 and 2022, notes issued under the 2016 U.S. trust indenture totaled $5,700 million and $4,850 million in U.S. dollars, respectively, and have been hedged for foreign currency fluctuations with cross currency interest rate swaps, including $600 million in U.S. dollars, which has been swapped from fixed to floating. See Note 29, Financial and capital management, for additional details.
(3)At December 31, 2023, loans incurred under the Bell Mobility trade loan agreement totaled $360 million in U.S. dollars and have been hedged for foreign currency fluctuations with cross currency interest rate swaps. See Note 29, Financial and capital management, for additional details.

Details of securitized trade receivables
The following table provides further details on our securitized receivables programs during 2023 and 2022.

FOR THE YEAR ENDED DECEMBER 31	2023	2022
Average interest rate throughout the year	5.72%	3.15%
Securitized receivables	3,320	3,353

Summary of total bank credit facilities
The table below is a summary of our total bank credit facilities at December 31, 2023.

	TOTAL AVAILABLE	DRAWN	LETTERS OF CREDIT	COMMERCIAL PAPER OUTSTANDING	NET AVAILABLE
Committed credit facilities
Unsecured revolving and expansion credit facilities (1)(2)	3,500	—	—	197	3,303
Unsecured non-revolving credit facilities (3)	641	—	—	—	641
Other	106	—	81	—	25
Total committed credit facilities	4,247	—	81	197	3,969
Non-committed credit facilities
Bell Canada	2,159	—	862	—	1,297
Bell Mobility	794	476	—	—	318
Total non-committed credit facilities	2,953	476	862	—	1,615
Total committed and non-committed credit facilities	7,200	476	943	197	5,584
(1)Bell Canada’s $2.5 billion committed revolving credit facility expires in May 2028 and its $1 billion committed expansion credit facility expires in May 2026. In 2022, Bell Canada converted its committed credit facilities into a sustainability-linked loan. The amendment introduces a borrowing cost that varies based on our performance of certain sustainability performance targets.
(2)As of December 31, 2023, Bell Canada’s outstanding commercial paper included $149 million in U.S. dollars ($197 million in Canadian dollars). All of Bell Canada’s commercial paper outstanding is included in Debt due within one year.
(3)In 2022, Bell Canada entered into two 30-year senior unsecured non-revolving credit facilities in the aggregate principal amount of up to $647 million to partly fund the expansion of its broadband networks as part of government subsidy programs. In 2023, the maximum aggregate principal amount of such credit facilities was decreased to $641 million.